Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Finance Expenses
Interest expense	$ 13,235	$ 14,720	$ 26,586	$ 29,055
Amortization of debt issuance cost and fair value of debt assumed	566	596	1,138	1,163
Total interest expense	$ 13,801	$ 15,316	$ 27,724	$ 30,218